Loss Per Shares - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Numerator
Allocation of undistributed loss Basic	$ (22,523,255)	$ (20,089,014)
Allocation of undistributed Diluted	$ (22,523,255)	$ (20,089,014)
Denominator
Number of shares used in per share computation Basic	914,269	232,863
Number of shares used in per share computation Diluted	914,269	232,863
Basic loss per share	$ (24.64)	$ (86.27)
Diluted loss per share	$ (24.64)	$ (86.27)
Class B Ordinary Shares [Member]
Numerator
Allocation of undistributed loss Basic	$ (295,623)	$ (1,035,239)
Allocation of undistributed Diluted	$ (295,623)	$ (1,035,239)
Denominator
Number of shares used in per share computation Basic	12,000	12,000
Number of shares used in per share computation Diluted	12,000	12,000
Basic loss per share	$ (24.64)	$ (86.27)
Diluted loss per share	$ (24.64)	$ (86.27)